Subsequent Event - Commodity Price Per Unit Table (details) (Mountain Gas Resources [Member])	Dec. 31, 2011
Ethane [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	26.87
Ethane [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	25.34
Ethane [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	24.10
Ethane [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	23.41
Ethane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	23.11
Propane [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	57.97
Propane [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	55.59
Propane [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	53.78
Propane [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	52.99
Propane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	52.90
Isobutane [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	80.98
Isobutane [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	77.66
Isobutane [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	75.13
Isobutane [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	74.02
Isobutane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	73.89
Normal Butane [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	71.15
Normal Butane [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	68.24
Normal Butane [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	66.01
Normal Butane [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	65.04
Normal Butane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	64.93
Natural Gasoline [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	89.51
Natural Gasoline [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	85.84
Natural Gasoline [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	83.04
Natural Gasoline [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.82
Natural Gasoline [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.68
Natural gas (per MMbtu) [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	3.62
Natural gas (per MMbtu) [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.17
Natural gas (per MMbtu) [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.45
Natural gas (per MMbtu) [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.66
Natural gas (per MMbtu) [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.87
Condensate [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	89.51
Condensate [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	85.84
Condensate [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	83.04
Condensate [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.82
Condensate [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.68